Schedule of measured warrants (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Issued in private placement of convertible debt		$ 618,916
Liability Warrants [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 4,868,703	14,135,321	$ 296,795
Issued on conversion of convertible debt		1,103,661
Exercised		(2,134,116)	1,345,573
Issued in private placement of units			991,709
Change in fair value	(4,748,893)	(9,037,108)	6,189,921
Foreign exchange	(69,916)	800,945	807,934
Ending Balance	49,894	4,868,703	14,135,321
Issued in acquisition of Frankly			2,157,000
Issued on conversion of convertible debt		1,103,661	5,037,535
Exercised		2,134,116	(1,345,573)
Equity Warrants [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	11,666,503
Issued on conversion of convertible debt		4,256,114
Issued in private placement of units - transaction costs		(582,333)
Issued in private placement of units		7,373,806
Issued in private placement of convertible debt		618,916
Ending Balance	$ 11,666,503	11,666,503
Issued on conversion of convertible debt		$ 4,256,114